Equity (Tables)	12 Months Ended
Sep. 30, 2020
Equity
Schedule of noncontrolling interest

	September 30,	September 30,
	2020	2019
Paid-in capital	$107,461	$107,461
Additional paid-in capital	807,953	807,953
Foreign currency translation loss attributed to noncontrolling interest	(33,828)	(74,997)
Net loss attributed to noncontrolling interest	(11,520)	(1,369)
Total noncontrolling interest	$869,981	$839,048